Investment Objectives and Goals	Jul. 07, 2026
TrueShares Patriot Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES PATRIOT DEFENSE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Patriot Defense ETF (the “Patriot ETF” or the “Fund”) seeks capital growth.
RiverNorth Market Neutral ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY— RIVERNORTH MARKET NEUTRAL ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverNorth Market Neutral ETF (the “Fund”) seeks to provide consistent total return while limiting correlation to the equity markets.
TrueShares Eagle Global Next Gen Power Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES EAGLE GLOBAL NEXT GEN POWER INFRASTRUCTURE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Eagle Global Next Gen Power Infrastructure ETF (the “Fund”) seeks long-term growth of capital.